SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION
DWS Massachusetts Tax-Free Fund
The following is added to the disclosure relating to the fund under the “PART I: APPENDIX I-E – SERVICE PROVIDER COMPENSATION” section of the fund’s Statements of Additional Information:
Effective October 1, 2021, DWS Massachusetts Tax-Free Fund pays the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.400% on the first $250 million of the fund’s average daily net assets, 0.370% on the next $750 million of the fund’s average daily net assets, 0.350% on the next $1.5 billion of the fund’s average daily net assets, 0.330% on the next $2.5 billion of the fund’s average daily net assets, 0.300% on the next $2.5 billion of the fund’s average daily net assets, 0.280% on the next $2.5 billion of the fund’s average daily net assets, 0.260% on the next $2.5 billion of the fund’s average daily net assets, and 0.250% of the fund’s average daily net assets thereafter. Prior to October 1, 2021, the fund paid the Advisor a fee, calculated daily and paid monthly, at the annual rate of 0.450% on the first $250 million of the fund’s average daily net assets, 0.420% on the next $750 million of the fund’s average daily net assets, 0.400% on the next $1.5 billion of the fund’s average daily net assets, 0.380% on the next $2.5 billion of the fund’s average daily net assets, 0.350% on the next $2.5 billion of the fund’s average daily net assets, 0.330% on the next $2.5 billion of the fund’s average daily net assets, 0.310% on the next $2.5 billion of the fund’s average daily net assets, and 0.300% of the fund’s average daily net assets thereafter.

Effective October 1, 2021, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — CONTRACTUAL FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statements of Additional Information:
Fund Name	Management Fee Rate
DWS Massachusetts Tax-Free Fund	First $250 million 0.400% Next $750 million 0.370% Next $1.5 billion 0.350% Next $2.5 billion 0.330% Next $2.5 billion 0.300% Next $2.5 billion 0.280% Next $2.5 billion 0.260% Thereafter 0.250%
Please Retain This Supplement for Future Reference
September 27, 2021
SAISTKR21-19